Acquisitions and divestitures	12 Months Ended
Dec. 31, 2017
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Acquisitions and divestitures
5.	Acquisitions and divestitures

a)    Acquisition of Integra

On May 15, 2017, the Company announced that it had entered into a definitive agreement with Integra, pursuant to which Eldorado agreed to acquire all of the issued and outstanding common shares of Integra that it did not already own, by way of a plan of arrangement (the “Arrangement”). The acquisition was finalized on July 10, 2017.

Under the terms of the Arrangement former Integra shareholders were entitled to receive, at their option, for each Integra share they own either (i) 0.2425 Eldorado shares plus C$0.0001 in cash, (ii) C$1.2125 in cash, in both (i) and (ii) subject to pro ration, or (iii) 0.18188 of an Eldorado share and C$0.30313 in cash. Eldorado issued 77,180,898 common shares pursuant to the Arrangement with a fair value of $188,061 and paid $99,823 in cash to the former Integra shareholders. Integra is a resource company engaged in the exploration of mineral properties. It is focused on its high-grade Lamaque gold project located in Val-d’Or, Quebec.

As part of the consideration, the Company included advances to Integra for $27,046 and the fair value of the existing available-for-sale Integra investment that it previously owned for $41,968. The Company recognized a gain on marketable securities for $28,363 and taxes of $4,023, as a reversal of the unrealized gain and taxes included in other comprehensive income at the date of acquisition related to this previously owned investment.

The fair value of the common shares issued as part of the consideration paid for Integra was based on the closing share price on July 7, 2017 on the Toronto Stock Exchange.    The foreign exchange rate used at time of acquisition was CDN$1 = US$0.776.

The goodwill of $92,591 resulting from the acquisition arises mainly on the recognition of deferred income tax liabilities and represents, among other things, the exploration potential within the assets acquired and future variability in the price of minerals. None of the goodwill is deductible for tax purposes.

Eldorado paid net cash of $121,664 as a result of the Integra transaction. This net decrease of cash was a result of cash consideration, including advances to Integra, of $126,869 net of an acquired cash balance of $5,205.

During the year ended December 31, 2016, Integra issued flow-through shares (“FTS”) for total proceeds of C$46.7 million and the eligible flow-through expenditures were renounced to shareholders as at December 31, 2016. At the time of acquisition, Integra was obligated to spend the remaining flow through funds of C$16.6 million by December 31, 2017. The tax authorities are reviewing the eligibility of some of Integra’s past flow-through expenditures. As a result, a provision of $1.9 million has been recorded in accounts payable and accrued liabilities as the exposure related to potential penalties and shareholder compensation, based on challenged expenditures to date. Integra’s FTS have been measured using the residual method. Under this method, the proceeds from issuance have been allocated between the offering of shares and the sale of tax benefits based on the difference between the quoted price of non-flow through shares and the amount the investor pays for the flow through shares. A liability was recognized for this difference as the entity has an obligation to pass the tax deductions to the investor. As Integra fulfills its obligation, the sale of tax deductions has been recognized in the income statement as other income and the liability derecognized. Integra’s flow-through share premium liability as at December 31, 2017 amounts to $nil, as compared to $4.7 million at the acquisition date.

A preliminary allocation of the purchase price, which is subject to final adjustments, is as follows:

77,180,898 common shares of shares of Eldorado at C$3.14/share	$188,061
Cash consideration including advances	126,869
Fair value of existing available-for-sale investment in Integra by Eldorado	41,968
Total Consideration	$356,898

Net assets acquired:

Cash and cash equivalents	$5,205
Marketable securities	2,857
Accounts receivable and other	5,920
Inventories	2,471
Other assets	3,495
Property, plant and equipment	393,647
Goodwill	92,591
Accounts payable and accrued liabilities	(8,028)
Flow-through share premium liability	(4,722)
Other liabilities	(9,635)
Deferred income taxes	(126,903)
$356,898

For the purpose of these consolidated financial statements, the purchase consideration has been allocated on a preliminary basis to the fair value of assets acquired and liabilities assumed based on management’s best estimates taking into account all available information at the time of acquisition as well as applicable information at the time these consolidated financial statements were prepared. The Company is in the process of preparing a more detailed assessment of Integra’s asset retirement obligation and will continue to review information and perform further analysis with respect to these assets, prior to finalizing the allocation of the purchase price.

Acquisition related costs of $4,270 have been charged to acquisition costs in the consolidated income statement for the year ended December 31, 2017.

These consolidated financial statements include Integra’s results from July 10, 2017 to December 31, 2017. The net loss before tax included in the consolidated income statement since July 10, 2017 contributed by Integra is $5,997. Had Integra been consolidated from January 1, 2017, the consolidated income statement would include a net loss before tax of $18,173 from Integra.

b)    Sale of China Business

On April 26, 2016, the Company announced that it had reached an agreement to sell its 82 percent interest in Jinfeng to a wholly-owned subsidiary of China National Gold Group for $300 million in cash, subject to certain closing adjustments. The sale was completed on September 6, 2016. In addition to the sale of Jinfeng, on May 16, 2016 Eldorado announced it had reached an agreement to sell its respective interest in White Mountain, Tanjianshan and Eastern Dragon to an affiliate of Yintai Resources Co. Ltd. (“Yintai”) for $600 million in cash, subject to certain closing adjustments. The sale was completed on November 22, 2016.

The Company concluded that during the second quarter of 2016, the assets and liabilities of the China Business met the criteria for classification as held for sale as settlement was expected within twelve months. Accordingly, an initial post-tax loss of $339 million was recognized in the second quarter of 2016 on re-measurement to fair value less costs of disposal of our China Business. For the year ended December 31, 2016, a net loss on sale of assets held for sale of $351.0 million was recorded in net loss from discontinued operations as a result of completing both sale transactions.

During the year ended December 31, 2017, the Company recorded an expense of $2.8 million for working capital adjustments related to the Yintai sale based on the agreement that was reached with Yintai during the year. This amount was paid to Yintai in the month of June of this year and is included as discontinued operations in the consolidated income statement.

The China Business net earnings to date of disposition were included in the Company’s consolidated results for the year ended December 31, 2016. These results have been presented as discontinued operations within the consolidated income statements and the consolidated statements of cash flows. The profit (loss) from discontinued operations for the year ended December 31, 2016 is as follows:

For the year ended December 31	2016
$
Revenue	217,511
Production costs	144,590
Depreciation and amortization	19,067
Gross profit	53,854
Exploration expenses	1,257
General and administrative expenses	20,999
Foreign exchange loss	306
Operating profit	31,292
Interest and financing costs	169
Asset retirement obligation accretion	356
Other expense	2,713
Profit from discontinued operations before income tax	28,054
Income tax expense	16,189
Profit (loss) from discontinued operations	11,865
Loss on sale of assets held for sale	351,234
Net loss from discontinued operations	(339,369)